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Annual Report October 31, 2000



Oppenheimer
Capital Preservation Fund




[LOGO] OppenheimerFunds/R/
The Right Way to Invest

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[Blank inside front cover]

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STRATEGY

Oppenheimer Capital Preservation Fund is designed to invest in shares of other Oppenheimer fixed income mutual funds.While keeping a portfolio duration of 2 1/2 to 3 years, we will attempt to allocate the assets of the portfolio primarily among Class Y shares of Oppenheimer Limited-Term Government Fund, Class Y shares of Oppenheimer Bond Fund, Class Y shares of Oppenheimer Strategic Income Fund and shares of Oppenheimer Money Market Fund, Inc. And although the Fund currently does not invest in Class Y shares of Oppenheimer U.S. Government Trust, it can.(1)



AVERAGE ANNUAL TOTAL RETURNS
For the 1-Year Period Ended 10/31/00(2)

               Without        With
               Sales Chg.     Sales Chg.
Class A        6.18%          2.46%
Class B        5.43%          1.43%
Class C        5.43%          4.43%
Class Y        6.43%


AVERAGE ANNUAL TOTAL RETURNS
For the Periods Ended 9/30/00(2)

               1 Year         Since Inception
Class A        2.46%          2.50%
Class B        1.43%          2.46%
Class C        4.43%          5.44%
Class Y        6.43%          6.44%


1. Oppenheimer Capital Preservation Fund is not a money market fund, and there can be no assurance that it will be able to maintain a stable net asset value per share.
2. See page 6 for further details.

1 Oppenheimer Capital Preservation Fund

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PRESIDENT'S LETTER


DEAR SHAREHOLDER,

Over the past several decades, our investment teams have learned the importance of avoiding complacency when it comes to navigating the financial markets--especially when times are good. Right now, times appear particularly good. The U.S. economy is in its tenth year of expansion. In the bond market, U.S. Treasury issues have been performing favorably over the past year. In addition, despite volatility in the second quarter, the stock market has been providing attractive returns from a wide spectrum of industry sectors, capitalization ranges and investment styles.

We have arrived at this juncture after months of monitoring the rapid pace of global economic growth and its implications for inflation, as well as the Federal Reserve Board's evolving monetary policy. At this point, economic indicators suggest a dampening of short-term inflationary pressures.While recent increases in oil prices are certainly taking their toll, we don't believe this signals a return to 1970's-style inflation.Accordingly, if the Fed continues in its diligence, the economy could maintain its healthy rate of growth.

In the bond market, the achievement of a federal budget surplus has prompted the Treasury to buy back many of its long-term securities.The resulting supply shortage boosted these securities' returns, causing an inversion of the yield curve--an unusual situation in which shorter term Treasuries yield more than their longer term counterparts. Other bond sectors are offering many opportunities in the form of attractive valuations.


Perhaps most important is that we have begun to see encouraging signs in the stock market. Formerly high-flying Internet stocks have generally come down to earth, and investors have begun to refocus on companies with strong business fundamentals and justifiable valuations. Investors have also returned to long-neglected, value-oriented companies.

What else do these various trends tell us? They tell us that the ability to discriminate between long-term potential and short-lived fads has become more critical than ever. Trying to generate good long-term performance requires tracking the best companies through intensive research, combined with hard-earned experience.

At OppenheimerFunds, our seasoned portfolio management teams fight complacency by remaining constantly aware of the risks that face the economy and financial markets.Virtually anything could affect the overall markets-- a surge in inflation, a decline in productivity, deteriorating corporate earnings, or even the new Administration's proposals regarding tax reform, healthcare and Social Security. However, by remaining vigilant in our quest for fundamentally sound businesses, we believe we can find good investments that can weather market volatility.

In this environment, we encourage you to consult your financial advisor and to stay on track with your long-term financial plan. For our part, we will continue to monitor the opportunities and risks ever present in the financial markets. Thank you for your confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,

/s/Bridget A. Macaskill
Bridget A. Macaskill
President
Oppenheimer
Capital Preservation Fund

November 21, 2000

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict or depict performance of the securities markets or any particular fund. Specific discussion, as it applies to your Fund, is contained in the pages that follow. Stocks and bonds have different types of investment risks; stocks are subject to market volatility and bonds are subject to credit and interest rate risks.


2 Oppenheimer Capital Preservation Fund


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AN INTERVIEW WITH YOUR FUND'S MANAGER

JOHN KOWALIK
Portfolio Manager

MANAGEMENT'S DISCUSSION OF PERFORMANCE
The year ending October 31, 2000, saw a continuation of the trend of higher short-term interest rates caused by the federal government's buyback program for longer-term debt. Short-term interest rates rose by about 1.3% during the period.This caused the value of many fixed income investments to fall during that time. Nevertheless, as designed, the share value of Oppenheimer Capital Preservation Fund remained unchanged, shielding investors from the continued drag on bond prices.

Yields on money market instruments were driven higher during the year.Yields on such short-term securities are closely linked to the Federal Funds rate, which experienced higher yields more than many Treasury securities during the covered period.

The higher short- to intermediate-term yield environment may result in higher crediting rates as more money is invested in the Fund.The mix of securities in the Fund's underlying holdings seeks to offer solid long-term total returns. As the economy slows and the Federal Reserve stops raising interest rates, the Fund's yield should increase over money market yields.The Fund's portfolio holdings, allocations and strategies are subject to change.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET
The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund. Performance is measured from the inception date of September 27, 1999 until October 31, 2000.The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions.

The Fund's performance is compared to that of the Lehman Brothers 1-3 Year Government Bond Index, an unmanaged sector index of U.S. Treasury issues, publicly-issued debt of U.S. Government agencies and quasi-public corporations and corporate debt guaranteed by the U.S. Government with maturities of one to three years. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs shows the effect of taxes.The Fund's performance reflects the effects of Fund business and operating expenses.While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.


3 Oppenheimer Capital Preservation Fund

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FUND PERFORMANCE

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Capital Preservation Fund (Class A) and the
Lehman Brothers 1-3 Year Government Bond Index


                         Oppenheimer
                         Capital             Lehman Brothers
                         Preservation        1-3 Year
                         Fund                Government
                         (Class A)           Bond Index


   09/27/99                9,650                10,000
   10/31/99                9,703                10,027
   01/31/00                9,851                10,053
   04/30/00                9,998                10,208
   07/31/00               10,146                10,423
   10/31/00               10,302                10,642

AVERAGE ANNUAL TOTAL RETURN OF CLASS A SHARES OF THE FUND AT 10/31/009(1)
1 Year 2.46%        Life 2.76%




CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Capital Preservation Fund (Class B) and the
Lehman Brothers 1-3 Year Government Bond Index

                         Oppenheimer
                         Capital             Lehman Brothers
                         Preservation        1-3 Year
                         Fund                Government
                         (Class B)           Bond Index

   09/27/99               10,000                10,000
   10/31/99               10,048                10,027
   01/31/00               10,183                10,053
   04/30/00               10,317                10,208
   07/31/00               10,451                10,423
   10/31/00               10,293                10,642


AVERAGE ANNUAL TOTAL RETURN OF CLASS B SHARES OF THE FUND AT 10/31/00(1) 1 Year 1.43% Life 2.68%


The performance information for the Lehman Brothers 1-3 Year Government Bond Index in the graphs begins on 9/30/99 for all classes.
1. See page 6 for further details.
Past performance is not predictive of future performance.

4 Oppenheimer Capital Preservation Fund

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CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Capital Preservation Fund (Class C) and the
Lehman Brothers 1-3 Year Government Bond Index

                         Oppenheimer
                         Capital             Lehman Brothers
                         Preservation        1-3 Year
                         Fund                Government
                         (Class C)           Bond Index


   09/27/99               10,000                10,000
   10/31/99               10,048                10,027
   01/31/00               10,183                10,053
   04/30/00               10,317                10,208
   07/31/00               10,451                10,423
   10/31/00               10,593                10,642


AVERAGE ANNUAL TOTAL RETURN OF CLASS C SHARES OF THE FUND AT 10/31/00(1)

 1 Year 4.43%       Life 5.41%






CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Capital Preservation Fund (Class Y) and the
Lehman Brothers 1-3 Year Government Bond Index


                         Oppenheimer
                         Capital             Lehman Brothers
                         Preservation        1-3 Year
                         Fund                Government
                         (Class Y)           Bond Index


   09/27/99               10,000                10,000
   10/31/99               10,057                10,027
   01/31/00               10,217                10,053
   04/30/00               10,375                10,208
   07/31/00               10,535                10,423
   10/31/00               10,703                10,642


AVERAGE ANNUAL TOTAL RETURN OF CLASS Y SHARES OF THE FUND AT 10/31/00(1)

 1 Year 6.43%       Life 6.41%


The performance information for the Lehman Brothers 1-3 Year Government Bond Index in the graphs begins on 9/30/99 for all classes.
1. See page 6 for further details.
Past performance is not predictive of future performance.

5 Oppenheimer Capital Preservation Fund

NOTES



OPPENHEIMER CAPITAL PRESERVATION FUND IS NOT A MONEY MARKET FUND, AND THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE HAS BEEN SUBJECT TO SUBSTANTIAL SHORT-TERM FLUCTUATION AND CURRENT PERFORMANCE MAY BE LESS THAN THE RESULTS SHOWN. FOR QUARTERLY UPDATES ON THE FUND'S PERFORMANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048 OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown.The Fund's total returns shown do not show the effects of income taxes on an individual's investment.Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

The inception date for all classes is 9/27/99.

CLASS A returns include the current maximum initial sales charge of 3.50%.The total returns of the Fund do not reflect the effect of the 2% redemption fee. See the prospectus for details on when the redemption fee applies.

CLASS B returns include the applicable contingent deferred sales charges of 4% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

6 Oppenheimer Capital Preservation Fund

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


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STATEMENT OF INVESTMENTS                                                              October 31, 2000




                                                                                                            MARKET VALUE
                                                                                      SHARES                SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS - 88.3%
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Bond Fund, Y Shares                                                                   42,210    $      407,755
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Y Shares                                               713,123         7,081,318
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Income Fund, Y Shares                                                      505,723         2,058,292
                                                                                                              -------------
                                                                                                              -------------
Total Fixed Income Funds (Cost $9,605,837)                                                                       9,547,365

---------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND - 10.3%
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Money Market Fund, Inc. (Cost $1,108,646)                                          1,108,646         1,108,646

---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $10,714,483)                                                      98.6%       10,656,011
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                      1.4           155,517
                                                                                      -------------------   ---------------
NET ASSETS                                                                                         100.0%   $   10,811,528
                                                                                      ===================   ===============

See accompanying Notes to Financial Statements.

7  Oppenheimer Capital Preservation Fund


--------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                                 October 31, 2000




--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $10,714,483) - see accompanying statement                                               $10,656,011
--------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Wrapper agreement                                                                                                       147,569
Interest and dividends                                                                                                   43,662
Shares of beneficial interest sold                                                                                        4,758
Other                                                                                                                     2,910
                                                                                                                    ------------
Total assets                                                                                                         10,854,910

--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Bank overdraft                                                                                                            5,900
--------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                                                   26,462
Transfer and shareholder servicing agent fees                                                                             2,576
Shareholder reports                                                                                                       2,469
Distribution and service plan fees                                                                                        2,147
Trustees' compensation                                                                                                    1,923
Wrapper fee                                                                                                               1,405
Other                                                                                                                       500
                                                                                                                    ------------
Total liabilities                                                                                                        43,382

--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                          $10,811,528
                                                                                                                    ============

--------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                     $10,778,876
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                                                (56,445)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and wrapper agreement                                                         89,097
                                                                                                                    ------------
NET ASSETS                                                                                                          $10,811,528
                                                                                                                    ============

--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$10,431,480 and 1,043,146 shares of beneficial interest outstanding)                                                     $10.00
Maximum offering price per share (net asset value plus sales charge
of 3.50% of offering price)                                                                                              $10.36
--------------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $331,170
and 33,120 shares of beneficial interest outstanding)                                                                    $10.00
--------------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $47,808
and 4,782 shares of beneficial interest outstanding)                                                                     $10.00
--------------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $1,070 and 107 shares of beneficial interest outstanding)                                                  $10.00


See accompanying Notes to Financial Statements.

 8  Oppenheimer Capital Preservation Fund


--------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                                                             For the Year Ended October 31, 2000




--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from underlying funds                                                                                        $511,066
--------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                                  4,059
                                                                                                                       ---------
Total income                                                                                                            515,125

--------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                          54,382
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                                  17,736
Class B                                                                                                                     808
Class C                                                                                                                     245
--------------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                              46,660
--------------------------------------------------------------------------------------------------------------------------------
Wrapper fee                                                                                                              11,698
--------------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                       3,675
--------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                                             2,340
--------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                    1,923
--------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                               1,073
--------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                     3,781
                                                                                                                       ---------
Total expenses                                                                                                          144,321
Less expenses paid indirectly                                                                                              (433)
Less reimbursement of expenses                                                                                          (32,474)
                                                                                                                       ---------
Net expenses                                                                                                            111,414

--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                   403,711

--------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments                                                                                        (56,445)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                                             (58,226)
Wrapper agreement                                                                                                       147,329
                                                                                                                       ---------
Net change                                                                                                               89,103
                                                                                                                       ---------
Net realized and unrealized gain                                                                                         32,658

--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                   $436,369
                                                                                                                       =========


See accompanying Notes to Financial Statements.


 9  Oppenheimer Capital Preservation Fund


--------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                           YEAR ENDED            PERIOD ENDED
                                                                                           OCTOBER 31, 2000      OCTOBER 31, 1999(1)
--------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                           $403,711                   $567
--------------------------------------------------------------------------------------------------------------------------------

Net realized gain (loss)                                                                         (56,445)                   --
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                              89,103                     (6)
                                                                                    ---------------------   --------------------
Net increase in net assets resulting from operations                                             436,369                    561

--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                                         (430,676)                  (545)
Class B                                                                                           (4,331)                    (5)
Class C                                                                                           (1,311)                    (5)
Class Y                                                                                              (65)                    (6)

--------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from
beneficial interest transactions:
Class A                                                                                       10,331,470                    --
Class B                                                                                          330,195                    --
Class C                                                                                           46,813                    --
Class Y                                                                                               64                    --

--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                                10,708,528                    --
--------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                              103,000                103,000
                                                                                             ------------              ---------
End of period (including undistributed net investment
income of $21 for the period ended October 31, 1999)                                         $10,811,528               $103,000
                                                                                             ============              =========


1. For the period from September 27, 1999 (inception of offering) to October 31, 1999.
2. Reflects the value of the Manager's initial seed money investment at June 11, 1999.

See accompanying Notes to Financial Statements.


10  Oppenheimer Capital Preservation Fund


----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                           CLASS A                               CLASS B
                                                           -------------------------             ------------------------

                                                           YEAR ENDED OCTOBER 31,                YEAR ENDED OCTOBER 31,
                                                           2000              1999(1)             2000             1999(1)
----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                        $10.00           $10.00              $10.00           $10.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                          .57              .05                 .51              .05
Net realized and unrealized gain                               .03               --                 .02               --
                                                ----------------------------------------------------------------------------
Total income from investment operations                        .60              .05                 .53              .05
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Total dividends from net investment income                    (.60)            (.05)               (.53)            (.05)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $10.00           $10.00              $10.00           $10.00
                                                            =======          =======             =======          =======

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                          6.18%            0.55%               5.43%            0.48%
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                   $10,431             $100                $331               $1
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                           $7,171             $100                 $82               $1
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                        5.55%            5.75%               4.55%            5.10%
Expenses                                                     1.96%            1.55%               2.71%            2.25%
Expenses, net of indirect and voluntary
assumption of expenses                                       1.51%            1.12%               2.26%            1.81%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        89%               0%                 89%               0%

1. For the period from September 27, 1999 (inception of offering) to October 31, 1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.


11  Oppenheimer Capital Preservation Fund


--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             CLASS C                                CLASS Y
                                                             ------------------------               ------------------------

                                                             YEAR ENDED OCTOBER 31,                 YEAR ENDED OCTOBER 31,
                                                             2000             1999(1)               2000             1999(1)
--------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                         $10.00           $10.00                $10.00           $10.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                           .50              .05                   .59              .06
Net realized and unrealized gain                                .03               --                   .03               --
                                                 -------------------------------------------------------------------------------
Total income from investment operations                         .53              .05                   .62              .06
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Total dividends from net investment income                     (.53)            (.05)                 (.62)            (.06)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $10.00           $10.00                $10.00           $10.00
                                                             =======          =======               =======          =======

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                           5.43%            0.48%                 6.43%            0.57%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                        $48               $1                    $1               $1
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                               $25               $1                    $1               $1
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                         4.65%            5.10%                 5.88%            6.19%
Expenses                                                      2.71%            2.25%                 1.71%            1.15%
Expenses, net of indirect and voluntary
assumption of expenses                                        2.26%            1.81%                 1.26%            0.72%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         89%               0%                   89%               0%

1. For the period from September 27, 1999 (inception of offering) to October 31, 1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

 12  Oppenheimer Capital Preservation Fund

NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Capital Preservation Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Fund seeks high current income while seeking to maintain a stable value per share. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are offered solely to participant-directed qualified retirement plans and 403(b)(7) Custodial Plans meeting specified criteria (the Plans). Plan participant purchases of Fund shares are handled in accordance with each Plan's specific provisions. Plan participants should contact their Plan administrator for details concerning how they may purchase shares of the Fund.

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge of 3.50%, and reduced for larger purchases. Class B and Class C shares are offered without front-end sales charge, but may be subject to a contingent deferred-sales charge (CDSC) if redeemed within 5 years or 12 months, respectively, of purchase. Class Y shares are offered without front-end and contingent-deferred sales charges. Class Y shares are only available for plans that have special arrangements with OppenheimerFunds Distributor, Inc. (the Distributor).

All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. The Fund will, under normal circumstances, invest in Class Y shares of Oppenheimer Limited-Term Government Fund, Oppenheimer Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund, and in shares of Oppenheimer Money Market Fund, Inc. (collectively referred to as the "underlying funds"). The net asset values of the underlying funds are determined as of the close of The New York Stock Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.

The Fund may invest in certain portfolio securities, as described in the Fund's prospectus. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

The Fund will, under normal circumstances, enter into wrapper agreements with insurance companies and banks. If an insurance wrap contract or a synthetic Guaranteed Investment Contract, collectively, "wrapper agreement" obligates the contract provider to maintain the book value of all or a portion of the Fund's investments up to a specified maximum dollar amount, such contract will be valued at its fair value. The book value of the covered assets is the price the Fund paid for them plus interest on those assets accrued at a rate calculated pursuant to a formula specified in the wrapper agreement ("crediting rate"). The crediting rate is normally reset monthly. However, if there is a material change in interest rates or purchases or redemptions of fund shares, the crediting rate may be reset more frequently. The fair value of the contract generally will be equal to the difference between the book value, and the market value of the Fund's portfolio investments subject to the contract. If the market value of the Fund's portfolio investments is greater than its Book Value, the contract value will be reflected as a liability ("wrapper agreement") of the Fund in the amount of the difference, i.e. a negative value. If the market value of the Fund's portfolio investments is less than its Book Value, the contract value will be reflected as an asset ("wrapper agreement") of the Fund in the amount of the difference, i.e. a positive value, reflecting the potential liability of the contract provider to the Fund. In performing its fair value determination, the Board of Trustees will take into consideration the creditworthiness of the contract provider and the ability and willingness of the contract provider to pay amounts under the contract. As of October 31, 2000, the Fund has entered into one wrapper agreement, with the Bank of America, NA.

13        Oppenheimer Capital Preservation Fund

NOTES TO FINANCIAL STATEMENTS Continued
1.  SIGNIFICANT ACCOUNTING POLICIES Continued

REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

As of October 31, 2000, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

Expiring
2008             $38,114

TRUSTEES' COMPENSATION. The Fund has adopted a unfunded retirement plan for the Fund's independent Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2000, a provision of $1,818 was made for the Fund's projected benefit obligations, resulting in an accumulated liability of $1,818 as of October 31, 2000.

The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Trustee in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net income per share.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-distribution date. The Board of Trustees, in an effort to maintain a stable net asset value per share in the event of an additional distribution, may declare, effective on the ex-distribution date of an additional distribution, a reverse split of the shares of the Fund in an amount that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before that distribution was paid. Also, in an effort to maintain a stable net asset value per share, the Fund may distribute return of capital dividends.

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended October 31, 2000, amounts have been reclassified to reflect a decrease in paid-in capital of $32,651. Overdistributed net investment income was decreased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.


14  Oppenheimer Capital Preservation Fund

NOTES TO FINANCIAL STATEMENTS Continued
1.  SIGNIFICANT ACCOUNTING POLICIES Continued

OTHER. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

2.  SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest for the year ended October 31, 2000 were as follows:

                                                     YEAR ENDED OCTOBER 31, 2000
                                                      SHARES              AMOUNT
-----------------------------------------------------------------------------------
CLASS A
Sold                                              1,611,987     $       16,119,874
Dividends and/or distributions reinvested            43,122                431,235
Redeemed                                           (621,963)            (6,219,639)
                                                  ----------    -------------------
Net increase                                      1,033,146     $       10,331,470
                                                  ==========    ===================

-----------------------------------------------------------------------------------
CLASS B
Sold                                                 32,651     $          326,514
Dividends and/or distributions reinvested               428                  4,280
Redeemed                                                (59)                  (599)
                                                  ----------    -------------------
Net increase                                         33,020     $          330,195
                                                  ==========    ===================

-----------------------------------------------------------------------------------
CLASS C
Sold                                                  6,692     $           66,914
Dividends and/or distributions reinvested               131                  1,314
Redeemed                                             (2,141)               (21,415)
                                                  ---------     -------------------
Net increase                                          4,682     $           46,813
                                                  ==========    ===================

-----------------------------------------------------------------------------------
CLASS Y
Sold                                                     --     $               --
Dividends and/or distributions reinvested                 7                     64
Redeemed                                                 --                     --
                                                  ----------    -------------------
Net increase                                              7     $               64
                                                  ==========    ===================


There were no transactions in shares of beneficial interest for the period from September 27, 1999 (inception of offering) to October 31, 1999.


15  Oppenheimer Capital Preservation Fund

NOTES TO FINANCIAL STATEMENTS Continued

3.       PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2000, were $16,727,984 and $6,060,288, respectively.

As of October 31, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $10,732,815 was:


Gross unrealized appreciation             $ 41,746
Gross unrealized depreciation             (118,550)
                                          ---------
Net unrealized depreciation               $(76,804)
                                          =========



4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. That fee shall be reduced by the management fees received by the Manager during the period from the underlying funds attributable to investments by the Fund in shares of such underlying funds. This is to assure that the management fee paid directly and indirectly by the Fund to the Manager shall not exceed the fees described above. The Fund's management fee for the year ended October 31, 2000 was an annualized rate of 0.75%, before any waiver by the Manager if applicable

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the shareholder servicing agent for the Fund on an "at-cost" basis. OFS also acts as the shareholder servicing agent for the other Oppenheimer funds.

DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc (OFDI) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

-------------------- ------------ -------------------- -------------------- ------------------- --------------------
                     AGGREGATE    CLASS A FRONT-END    COMMISSIONS ON       COMMISSIONS ON      COMMISSIONS ON
                     FRONT-END    SALES CHARGES        CLASS A SHARES       CLASS B SHARES      CLASS C SHARES
                     SALES        RETAINED BY          ADVANCED BY          ADVANCED BY         ADVANCED BY
                     CHARGES ON   DISTRIBUTOR          DISTRIBUTOR(1)       DISTRIBUTOR(1)      DISTRIBUTOR(1)
                     CLASS A
YEAR ENDED           SHARES
-------------------- ------------ -------------------- -------------------- ------------------- --------------------
 October 31, 2000      $21,305          $1,390               $21,305              $9,701                $--
-------------------- ------------ -------------------- -------------------- ------------------- --------------------

1. THE DISTRIBUTOR ADVANCES COMMISSION PAYMENTS TO DEALERS FOR CERTAIN SALES OF CLASS A SHARES AND FOR SALES OF CLASS B AND CLASS C SHARES FROM ITS OWN RESOURCES AT THE TIME OF SALE.


-------------------- --------------------------- -------------------------------- ----------------------------------
                     CLASS A CONTINGENT          CLASS B CONTINGENT DEFERRED      CLASS C CONTINGENT DEFERRED
YEAR                 DEFERRED SALES CHARGES      SALES CHARGES RETAINED BY        SALES CHARGES RETAINED BY
ENDED                RETAINED BY DISTRIBUTOR     DISTRIBUTOR                      DISTRIBUTOR
-------------------- --------------------------- -------------------------------- ----------------------------------
October 31, 2000                $--                            $--                               $--
-------------------- --------------------------- -------------------------------- ----------------------------------


The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

16       Oppenheimer Capital Preservation Fund

NOTES TO FINANCIAL STATEMENTS Continued

4.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
CLASS A SERVICE PLAN Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the year ended October 31, 2000, payments under the Class A Plan totaled $17,736, all of which was paid by the Distributor to recipients. That included $3,246 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B or the Class C plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.


----------------------------------------------------------------------------------------------------------------------
           DISTRIBUTION FEES PAID TO THE DISTRIBUTOR FOR THE YEAR ENDED OCTOBER
31, 2000 WERE AS FOLLOWS:
----------------------------------------------------------------------------------------------------------------------
                                                                                              DISTRIBUTOR'S
                                                                 DISTRIBUTOR'S AGGREGATE      UNREIMBURSED EXPENSES
                    TOTAL PAYMENTS        AMOUNT RETAINED BY     UNREIMBURSED EXPENSES        AS % OF NET ASSETS OF
                    UNDER PLAN            DISTRIBUTOR            UNDER PLAN                   CLASS
------------------- --------------------- ---------------------- ---------------------------- ------------------------
CLASS B PLAN                $--                    $--                     $6,744                      2.04%
------------------- --------------------- ---------------------- ---------------------------- ------------------------
CLASS C PLAN                 --                    --                        --                             --
------------------- --------------------- ---------------------- ---------------------------- ------------------------

5.  ILLIQUID OR RESTRICTED SECURITIES
As of October 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. A Wrapper Agreement is considered to be an illiquid security. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities.

6.  BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings outstanding during the year ended or at October 31, 2000.


17  Oppenheimer Capital Preservation Fund

INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders of Oppenheimer Capital Preservation Fund:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Capital Preservation Fund as of October 31, 2000, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and the period from September 27, 1999 (inception of offering) to October 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Capital Preservation Fund as of October 31, 2000, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the year then ended and the period from September 27, 1999 (inception of offering) to October 31, 1999, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP

Denver, Colorado
November 21, 2000





18  Oppenheimer Capital Preservation Fund

FEDERAL INCOME TAX INFORMATION  (Unaudited)

In early 2001 shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2000. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.




19  Oppenheimer Capital Preservation Fund

OPPENHEIMER CAPITAL PRESERVATION FUND

    OFFICERS AND TRUSTEES     Leon Levy, Chairman of the Board of Trustees
                              Donald W. Spiro, Vice Chairman of the Board
                                      of Trustees
                              Bridget A. Macaskill, Trustee and President
                              Robert G. Galli, Trustee
                              Phillip A. Griffiths, Trustee
                              Benjamin Lipstein, Trustee
                              Elizabeth B. Moynihan, Trustee
                              Kenneth A. Randall, Trustee
                              Edward V. Regan, Trustee
                              Russell S. Reynolds, Jr., Trustee
                              Clayton K. Yeutter, Trustee
                              John S. Kowalik, Vice President
                              Andrew J. Donohue, Secretary
                              Brian W. Wixted, Treasurer
                              Robert J. Bishop, Assistant Treasurer
                              Scott T. Farrar, Assistant Treasurer
                              Robert G. Zack, Assistant Secretary

    INVESTMENT ADVISOR        OppenheimerFunds, Inc.

    DISTRIBUTOR               OppenheimerFunds Distributor, Inc.

    TRANSFER AND              OppenheimerFunds Services
    SHAREHOLDER SERVICING
    AGENT

    CUSTODIAN OF PORTFOLIO    Citibank, N.A.
    SECURITIES

    INDEPENDENT AUDITORS      KPMG LLP

    LEGAL COUNSEL             Mayer, Brown & Platt

    For more complete information about Oppenheimer Capital Preservation Fund, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds Distributor, Inc. at 1.800.525.7048, or visit the OppenheimerFunds Internet web site, at www.oppenheimerfunds.com.

    SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

    OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC.,
           TWO WORLD TRADE CENTER, NEW YORK, NY 10048-0203


     (C) Copyright 2000 OppenheimerFunds, Inc.  All rights reserved.




20   Oppenheimer Capital Preservation Fund

[Blank inside back cover]

RA755.001.1000   December 30, 2000